PREPAID AND OTHER CURRENT ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)
PREPAID AND OTHER CURRENT ASSETS, NET
Deposits for acquisition	1,174	21,998
Current portion of prepaid advertising expense		12,755
Receivables arising from the termination of arrangements	9,037	12,037
Amount due from Xihua Group	49,800	75,100
Value added tax refundable	25,012	34,879
Rental deposits	26,507	28,456
Receivable from Zhenjiang operating rights	35,000	35,000
Prepaid rental fees	20,561	30,566
Staff advances	14,637	8,940
Prepaid professional services fees	1,409	1,902
Due from former owners	14,973	6,295
Prepaid channel and Commission fee	6,393	3,353
Amount due from third parties	9,022	3,022
Deposit for establishing school		7,500
Others	36,993	43,432
Total before allowance for doubtful accounts	250,518	325,235
Less: allowance for doubtful accounts	(10,962)	(7,500)
Total	239,556	317,735	39,572
Allowance for doubtful accounts:
Balance at beginning of year	(7,500)
Addition	(15,718)	(255,443)
Written off	12,256	247,943
Balance at End of year	(10,962)	(7,500)
Arising from Subsequent Receivable Transfer Agreements
Deposits for acquisition		33,800
Receivables arising from the termination of arrangements		16,000
Amount due from Xihua Group		76,880
Other deemed not recoverable
Deposits for acquisition		23,701
Amount due from Xihua Group		46,829
Due from former owners		27,056
Others	12,256	23,677
Total	12,256	247,943